LOSS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Summary of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	For the years ended September 30,
	2019	2020	2021
Numerator:
Net loss attributable to Q&K International Group Limited	(498,242)	(1,533,592)	(569,174)
Deemed dividend	(307,389)	—	—
Net loss attributable to ordinary shareholders—basic and diluted	(805,631)	(1,533,592)	(569,174)
Denominator:
Weighted average ordinary shares outstanding—basic and diluted	430,450,490	1,351,127,462	1,460,692,909
Net loss per share—basic and diluted	(1.87)	(1.14)	(0.39)